                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06567
                                     -------------------------------------------

                     Van Kampen Municipal Opportunity Trust
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               (Exact name of registrant as specified in charter)

    522 Fifth Avenue, New York, New York                                 10036
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  (Address of principal executive offices)                            (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06567
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Municipal Opportunity Trust









==================== VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST ====================


VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

Ticker:       VMO            Security ID:  920935103
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  APR 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee David C. Arch              For       Did Not    Management
                                                          Vote
1.2   Elect  Trustee Jerry D. Choate            For       Did Not    Management
                                                          Vote
1.3   Elect  Trustee Howard J Kerr              For       Did Not    Management
                                                          Vote
1.4   Elect  Trustee Suzanne H. Woolsey         For       Did Not    Management
                                                          Vote

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Van Kampen Municipal Opportunity Trust
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By  (Signature and Title):                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                            Office of the Funds
                            ----------------------------------------------------



Date  August 28, 2008
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